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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JUNE 2000

                           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

                                      Approx Asset
Date              Number    Price   Value or Approx        Seller
Each   Ident   Shrs      Per      Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share   at Time of Purch       Broker

06-01    GF     8200    13.3910      17.10        Weeden & Co.
06-02   " "     8100    13.9838      17.91              " "
06-05   " "     8400    14.1019      17.96              " "
06-06   " "     8000    14.1297      18.36              " "
06-07   " "     8400    14.0067      18.04              " "
06-08   " "     2000    14.2500      18.22              " "
06-09   " "     8400    14.3162      18.07              " "
06-12   " "     8400    14.3006      18.16              " "
06-13   " "     8400    14.1890      18.19              " "
06-14   " "     3500    14.3482      18.19              " "
06-15   " "     5900    14.0487      18.12              " "
06-16   " "     6800    14.0892      18.32              " "
06-19   " "     6100    14.1383      18.29              " "
06-20   " "     7400    14.2348      18.33              " "
06-21   " "     1000    14.1250      18.11              " "
06-22   " "     5300    14.2075      18.03              " "
06-23   " "     5300    14.1156      17.71              " "
06-26   " "     5500    14.1045      17.45              " "
06-27   " "     6200    13.9748      17.27              " "
06-28   " "     6200    13.9960      17.26              " "
06-29   " "     5400    13.7315      16.85              " "
06-30   " "     4500    13.9389      17.06              " "


The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          07/03/00